Inventories, net (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventories [Abstract]
Finished goods	$ 10,627,535	$ 11,443,135
Work in process	953,088	1,481,664
Raw materials	20,125,467	21,616,348
Inventories, gross	31,706,090	34,541,147
Less: inventory write-down	(31,266,026)	(27,403,609)
Inventories, net	$ 440,064	$ 7,137,538